Expenses from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2026
Expenses from Continuing Operations [Abstract]
Schedule of Consultants and Professional Services
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Consultants and professional services
Taxation advisors	(25,928)	(36,037)	(2,811)
Strategy advisors	(146,195)	(292,553)	(17,551)
Legal fees	(5,051,714)	(11,249,177)	(1,271,314)
Accounting fees	(678,504)	(336,934)	(59,059)
Government affairs	(111,000)	(168,033)	-
Corporate advisory	(3,961,479)	-	-
General	(643,608)	(255,467)	(32,910)
	(10,618,428)	(12,338,201)	(1,383,645)

Schedule of Directors’ Fees
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Directors’ fees
Directors’ fees	(1,070,833)	(1,391,263)	(136,901)
	(1,070,833)	(1,391,263)	(136,901)

Schedule of Finance Expenses
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Finance expenses
Issue of 1,000,000 warrants to Empery	-	-	(365,000)
Issue of 1,814,797 warrants to GEM	-	-	(27,200,000)
Issue 600,000 warrants to PIPE brokers (note 24)	(3,661,200)	-	-
Issue of 10,000,000 warrants liability to PIPE investors (note 21)	(2,100,000)	-	-
Issue of PIPE warrants to broker	-	(25,703)	-
Establishment fees associated with loan facility (note 29)	(15,249)	(313,931)	-
GEM payable (note 16)	(8,714,110)	(480,000)	(1,145,000)
GEM payable – Interest (note 16)	(176,438)	590,168	(999,620)
Interest expense – leased assets	(2,038)	(2,851)	(7,891)
Interest expenses – loan with related party (note 19)	(9,786)	(8,031)	-
Bank fees	(132,724)	(55,910)	(60,827)
Other expenses	(175,450)	(169,841)	(50,528)
	(14,986,995)	(466,099)	(29,828,866)

Schedule of Merger Expenses
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Merger Expenses
Merger expenses	(2,535,670)	(3,000,000)	(9,373,737)
	(2,535,670)	(3,000,000)	(9,373,737)

Schedule of Listing Expenses
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Listing Expenses
IFRS 2 listing expenses (note 30)	-	-	(67,797,276)
Settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability) (i)	(15,500,000)	-	-
Issue of 122,549 shares to GEM to settle financing costs	-	-	(1,875,000)
Loss on extinguishment of liabilities	-	-	(6,334,883)
	(15,500,000)	-	(76,007,159)

(i)	The amount includes $2,500,000 paid to CCM and $13,000,000 estimated settlement with Jett Capital. These costs were attributable to the Sizzle Business Combination which was completed on 28 February 2024. Refer to note 16 for further details.